Consolidated statement of cash flows - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flow in operating activities:
Net profit for the period		$ 35,199,480	$ 17,630,554	$ 2,737,853
Adjustments to reconcile the net profit to net cash provided by operating activities:
Income tax expense		18,963,938	8,795,263	2,038,661
Depreciation, depletion, and amortization		12,128,991	10,159,922	9,324,538
Loss (gain) foreign exchange, net		124,650	31,726	(346,774)
Realization of other comprehensive income from the sale of a joint venture		0	(361,728)	0
Finance cost of loans and borrowings		5,517,417	3,095,224	2,384,342
Finance cost of post-employment benefits and abandonment costs		2,003,687	1,043,728	872,987
Write off of exploratory assets and dry wells		1,032,164	486,408	448,132
Loss on disposal of non-current assets		379,985	61,846	246,317
Gain on revaluation of assets in Guajira association	[1]	0	0	(1,284,372)
Gain on acquisition of participations and interests	[1]	0	0	(86,026)
Gain on loss of control	[2]	0	0	(65,695)
Impairment loss of current assets		101,871	83,773	34,416
Impairment loss of non-current assets		287,999	33,351	633,156
Gain on fair value adjustment of financial assets		(77,082)	(7,431)	(43,948)
Loss on hedging transactions with derivatives		(553)	19,485	0
Share of profit of associates and joint ventures		(768,422)	(426,164)	(76,336)
Net gain on the sale of assets held for sale		(279,635)	(3,840)	(5,635)
Hedge ineffectiveness		6,625	24,496	9,779
Realized loss on foreign exchange cash flow hedges		1,143,287	249,978	193,374
Movements in provisions		715,831	714,839	412,609
Net change in operational assets and liabilities:
Trade and other receivables		(28,471,881)	(9,457,451)	678,349
Inventories		(2,831,729)	(2,980,134)	716,077
Trade and other payables		3,690,068	3,117,982	(2,550,411)
Tax assets and liabilities		(3,100,744)	(2,448,882)	(1,256,889)
Provisions for employee benefits		(355,645)	(222,356)	465,062
Provisions and contingencies		(1,004,167)	(878,576)	(442,794)
Other assets and liabilities		589,729	(523,090)	(392,843)
Cash flow in operating activities		44,995,864	28,238,923	14,643,929
Income tax paid		(8,761,294)	(5,702,902)	(5,457,225)
Net cash provided by operating activities		36,234,570	22,536,021	9,186,704
Cash flow in investing activities:
Investment in joint ventures		(329,377)	(44,735)	0
Acquisition of subsidiaries, net of acquired cash		0	(8,951,587)	0
Investment in property, plant, and equipment		(8,767,716)	(6,117,588)	(5,032,317)
Investment in natural and environmental resources		(11,962,544)	(6,733,028)	(5,994,462)
Acquisitions of intangibles		(1,147,510)	(444,346)	(90,082)
Proceeds from sales of other financial assets		1,301,394	1,282,903	2,107,856
Interests received		965,952	266,116	299,246
Dividends received		1,471,134	206,048	157,241
Proceeds from sales of non-current assets		373,634	17,986	23,713
Net cash used in investment activities		(18,095,033)	(20,518,231)	(8,528,805)
Cash flow in financing activities:
Proceeds from borrowings		16,844,029	24,666,792	13,805,403
Repayment of borrowings		(16,409,494)	(11,267,540)	(5,003,885)
Interest payments		(5,492,251)	(3,333,555)	(2,345,683)
Lease payments		(434,555)	(336,030)	(350,539)
Payment of restitution of equity to minority shareholders		(84,824)	0	0
Dividends paid		(13,356,947)	(2,771,287)	(8,734,351)
Net cash (used) provided in financing activities		(18,934,042)	6,958,380	(2,629,055)
Exchange difference in cash and cash equivalents		1,645,657	491,428	(22,294)
Net increase (decrease) in cash and cash equivalents		851,152	9,467,598	(1,993,450)
Cash and cash equivalents at the beginning of the year		14,549,906	5,082,308	7,075,758
Cash and cash equivalent at the end of the year		$ 15,401,058	$ 14,549,906	$ 5,082,308

[1]	Results in the acquisition of Guajira in 2020: Ecopetrol S.A. $1,284,372 and Hocol $86,026. For Ecopetrol S.A. it corresponds to the revaluation of the assets that it already had in the Guajira association and for Hocol it corresponds to the Bargain obtained from the acquisition of the 43% stake.
[2]	Recognition in 2020 of the disposal of net assets due to the loss of control due to the opening of the judicial liquidation process of Bioenergy S.A.S. and Bioenergy Zona Franca S.A.S. $65,570 and liquidation process of ECP Oil and Gas Germany GmbH COP$125.